Cover Page Document	May 08, 2026	May 07, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 08, 2026
Entity Registrant Name	BANC OF CALIFORNIA, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35522
Entity Tax Identification Number	04-3639825
Entity Address, Address Line One	11611 San Vicente Boulevard, Suite 500
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90049
City Area Code	855
Local Phone Number	(855) 361-2262
Amendment Flag	false
Entity Central Index Key	0001169770
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BANC
Security Exchange Name	NYSE
Series F Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	perpetual preferred stock, Series F
Trading Symbol	BANC/PF
Security Exchange Name	NYSE